Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due from related parties	$ 2,253	$ 2,224
Accounts payable	111,587	108,679
Accrued and other short-term liabilities	150,275	151,399
Receipts in advance	67,902	65,324
Accrued salary and benefits	24,167	32,079
Taxes payable	76,688	60,433
Due to related parties	22,594	38,425
Long-term liabilities	$ 5,686	$ 0
Treasury stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	20,001,418	11,310,800
Class A Ordinary Shares [Member]
Ordinary Shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Shares, shares authorized (in shares)	571,242,125	571,242,125
Ordinary Shares, shares issued (in shares)	124,454,683	123,906,300
Ordinary Shares, shares outstanding (in shares)	104,453,265	112,595,500
Class B Ordinary Shares [Member]
Ordinary Shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Shares, shares authorized (in shares)	278,757,875	278,757,875
Ordinary Shares, shares issued (in shares)	278,757,875	278,757,875
Ordinary Shares, shares outstanding (in shares)	278,757,875	278,757,875
Consolidated VIEs [Member]
Accounts payable	$ 66,186	$ 57,051
Accrued and other short-term liabilities	55,694	49,493
Receipts in advance	8,981	3,647
Accrued salary and benefits	1,250	1,692
Taxes payable	6,084	6,582
Due to related parties	108	20,552
Long-term liabilities	$ 1,130	$ 0